Earnings (Loss) Per Share for Talen Energy Corporation (Detail) - USD ($) $ in Millions		1 Months Ended	5 Months Ended	6 Months Ended
	Jun. 01, 2015	Jun. 30, 2015	May. 31, 2015 [1]	Jun. 30, 2015		Jun. 30, 2014
Income (Numerator)
Income (Loss) from continuing operations after income taxes				$ 121		$ (56)
Income (Loss) from Discontinued Operations (net of income taxes)				1		3
Net Income (Loss)		$ 90	$ 32	$ 122		$ (53)
Shares of Common Stock (Denominator)
Weighted-average shares - Basic EPS (in shares)				90,980,000		83,524,000
Add incremental non-participating securities:
Share-based payment awards (in shares)				22,000
Weighted-average shares - Diluted EPS (in shares)				91,002,000		83,524,000
Shares Issued (Numeric) [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)				760,000
Common Stock
Schedule of Capitalization, Equity [Line Items]
Stock issuance (shares)	128,499,023
Consummation of spinoff transaction, shares	83,524,000			83,524,000	[2]
Common stock issued for acquisition of RJS Power, shares	44,975,000			44,975,000	[2]

[1]	Represents Talen Energy Supply's predecessor member's equity balance and activity prior to the June 1, 2015 spinoff transaction.
[2]	Shares in thousands. Each share entitles the holder to one vote on any questions presented at any stockholders' meeting.